UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.09%
Financial	19.30
Consumer, Cyclical	14.21
Industrial	13.90
Technology	6.30
Basic Materials	6.20
Communications	4.45
Energy	4.34
Utilities	3.25
Diversified	0.07
Short Term Investments	2.89
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,119.20	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.35
Investor Class
Actual	$1,000.00	$1,116.70	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.16
* Expenses are equal to the Fund's annualized expense ratio of 0.27% for the Institutional Class shares and 0.63% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.28%
49,860	Air Liquide SA	$ 8,941,669
16,666	Akzo Nobel NV	1,362,502
121,005	Anglo American PLC	3,444,673
37,063	Antofagasta PLC	689,006
47,247	ArcelorMittal SA	1,289,097
5,041	Arkema SA	475,350
118,000	Asahi Kasei Corp	798,987
84,852	BASF SE	4,122,393
481,479	BHP Group Ltd	14,474,236
42,322	BlueScope Steel Ltd	582,472
25,748	Boliden AB	746,130
15,025	Brenntag SE	1,172,225
9,866	Chr Hansen Holding A/S	685,870
18,223	Clariant AG	263,624
18,226	Covestro AG(a)(b)(c)	948,350
13,278	Croda International PLC	948,836
16,664	DSM-Firmenich AG	1,793,287
631	EMS-Chemie Holding AG(b)	478,179
16,356	Endeavour Mining PLC	392,593
20,277	Evonik Industries AG	386,374
159,943	Fortescue Metals Group Ltd	2,373,355
879	Givaudan SA	2,915,591
1,016,415	Glencore PLC	5,762,320
9,885	Holmen AB Class B(c)	355,274
75,601	ICL Group Ltd	414,958
63,235	IGO Ltd	645,427
45,300	JFE Holdings Inc	647,634
18,969	Johnson Matthey PLC	420,986
16,158	Mineral Resources Ltd	773,853
118,500	Mitsubishi Chemical Group Corp	712,734
15,300	Mitsui Chemicals Inc	450,979
45,414	Mondi PLC	692,568
84,262	Newcrest Mining Ltd	1,503,104
89,300	Nippon Paint Holdings Co Ltd	739,047
15,000	Nippon Sanso Holdings Corp	325,888
76,374	Nippon Steel Corp	1,598,453
13,000	Nissan Chemical Corp	560,556
13,900	Nitto Denko Corp	1,031,738
128,852	Norsk Hydro ASA	768,121
110,698	Northern Star Resources Ltd	901,844
19,545	Novozymes A/S Class B	911,952
10,581	OCI NV	254,146
75,400	Oji Holdings Corp	281,926
262,945	Pilbara Minerals Ltd	864,214
35,351	Rio Tinto Ltd	2,707,175
107,203	Rio Tinto PLC	6,812,050
173,500	Shin-Etsu Chemical Co Ltd	5,798,015
25,094	Smurfit Kappa Group PLC	837,516
6,967	Solvay SA	779,052
441,640	South32 Ltd	1,111,874
126,100	Sumitomo Chemical Co Ltd	383,270
23,700	Sumitomo Metal Mining Co Ltd	765,088
12,959	Symrise AG	1,358,787
129,300	Toray Industries Inc	720,901
27,500	Tosoh Corp	325,274
Shares		Fair Value
Basic Materials — (continued)
19,248	Umicore SA(c)	$ 538,160
50,534	UPM-Kymmene OYJ	1,505,756
10,350	voestalpine AG	371,942
1,669	Wacker Chemie AG	229,278
15,128	Yara International ASA	534,501
		94,681,160
Communications — 4.51%
29,546	Adevinta ASA(b)	194,156
85,538	Auto Trader Group PLC(a)	663,946
80,246	Bollore SE(b)	500,437
675,738	BT Group PLC	1,051,111
43,200	CyberAgent Inc	315,802
15,976	Delivery Hero SE(a)(b)	704,864
18,600	Dentsu Group Inc(c)	611,701
308,069	Deutsche Telekom AG	6,721,625
13,316	Elisa OYJ(b)	710,868
138,863	Grab Holdings Ltd Class A(b)	476,300
23,000	Hakuhodo DY Holdings Inc	242,785
2,100	Hikari Tsushin Inc	301,417
388,900	HKT Trust & HKT Ltd	452,824
135,839	Informa PLC	1,253,882
19,441	Just Eat Takeaway.com NV(a)(b)(c)	298,004
142,500	KDDI Corp	4,400,845
312,257	Koninklijke KPN NV	1,114,752
42,300	M3 Inc	922,335
25,900	MonotaRO Co Ltd	330,754
5,897	Nice Ltd(b)	1,213,704
2,847,500	Nippon Telegraph & Telephone Corp	3,369,465
516,970	Nokia OYJ	2,166,036
179,112	Orange SA	2,093,187
59,416	Pearson PLC	622,757
76,328	Prosus NV	5,589,830
21,796	Publicis Groupe SA	1,749,270
134,500	Rakuten Group Inc	468,669
6,666	Scout24 SE(a)	422,397
35,100	Sea Ltd ADR(b)	2,037,204
29,989	SEEK Ltd	438,098
772,100	Singapore Telecommunications Ltd	1,430,061
273,600	SoftBank Corp	2,923,498
98,000	SoftBank Group Corp	4,621,642
172,027	Spark New Zealand Ltd	538,325
2,445	Swisscom AG	1,526,025
46,947	Tele2 AB Class B	388,266
925,736	Telecom Italia SpA(b)(c)	260,994
286,313	Telefonaktiebolaget LM Ericsson Class B	1,555,624
92,661	Telefonica Deutschland Holding AG	260,796
500,107	Telefonica SA	2,030,415
65,888	Telenor ASA(c)	668,074
222,219	Telia Co AB	487,516
393,258	Telstra Group Ltd	1,128,141
12,300	Trend Micro Inc	595,399
65,733	Vivendi SE	603,462

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
2,212,315	Vodafone Group PLC	$ 2,085,558
4,703	Wix.com Ltd(b)	367,963
24,523	Wolters Kluwer NV	3,113,778
104,349	WPP PLC	1,093,502
266,900	Z Holdings Corp	643,253
12,800	ZOZO Inc	265,531
		68,026,848
Consumer, Cyclical — 14.03%
17,468	Accor SA	650,011
15,425	adidas AG	2,994,433
13,200	Aisin Corp	407,628
14,000	ANA Holdings Inc(b)	333,484
55,136	Aristocrat Leisure Ltd	1,426,527
56,000	Bandai Namco Holdings Inc	1,296,810
89,398	Barratt Developments PLC	469,738
31,420	Bayerische Motoren Werke AG	3,864,892
9,815	Berkeley Group Holdings PLC	489,278
53,700	Bridgestone Corp(c)	2,206,087
32,827	Bunzl PLC	1,250,559
36,503	Burberry Group PLC	984,516
49,615	Cie Financiere Richemont SA	8,428,001
65,004	Cie Generale des Etablissements Michelin SCA	1,922,910
46,400	City Developments Ltd	231,442
165,577	Compass Group PLC	4,634,581
10,399	Continental AG	785,650
46,719	Daimler Truck Holding AG	1,683,857
56,100	Daiwa House Industry Co Ltd	1,482,273
41,200	Denso Corp	2,779,028
60,193	Deutsche Lufthansa AG(b)	617,194
2,258	D'ieteren Group	399,633
8,603	Dufry AG(b)	392,400
61,146	Entain PLC	988,331
17,232	Evolution AB(a)	2,183,705
16,600	Fast Retailing Co Ltd	4,257,482
12,003	Ferrari NV	3,924,365
16,800	Flutter Entertainment PLC(b)	3,381,191
203,000	Galaxy Entertainment Group Ltd(b)	1,293,256
623,020	Genting Singapore Ltd	434,416
62,604	H & M Hennes & Mauritz AB Class B(c)	1,076,620
3,005	Hermes International	6,532,043
146,600	Honda Motor Co Ltd	4,441,080
9,700	Hoshizaki Corp	348,256
16,156	Iida Group Holdings Co Ltd	273,018
5,359	IMCD NV	771,221
103,614	Industria de Diseno Textil SA	4,018,970
16,857	InterContinental Hotels Group PLC	1,164,840
54,100	Isuzu Motors Ltd	656,300
113,100	ITOCHU Corp(c)	4,492,508
15,700	Japan Airlines Co Ltd	340,430
10,200	Jardine Cycle & Carriage Ltd	263,017
Shares		Fair Value
Consumer, Cyclical — (continued)
231,402	JD Sports Fashion PLC	$ 429,706
7,088	Kering SA	3,913,997
176,846	Kingfisher PLC	520,983
21,600	Koito Manufacturing Co Ltd	391,978
10,754	La Francaise des Jeux SAEM(a)	423,265
208,483	Lottery Corp Ltd	714,736
26,222	LVMH Moet Hennessy Louis Vuitton SE	24,725,108
144,900	Marubeni Corp	2,469,677
10,400	MatsukiyoCocokara & Co	584,180
51,100	Mazda Motor Corp	493,840
8,700	McDonald's Holdings Co Japan Ltd(c)	338,245
81,394	Mercedes-Benz Group AG	6,551,524
118,100	Mitsubishi Corp	5,709,770
125,100	Mitsui & Co Ltd	4,734,763
19,173	Moncler SpA	1,326,540
11,751	Next PLC	1,030,104
24,800	NGK Insulators Ltd	296,299
99,000	Nintendo Co Ltd	4,513,245
220,200	Nissan Motor Co Ltd	903,730
7,700	Nitori Holdings Co Ltd	864,666
8,200	Open House Group Co Ltd	296,032
103,900	Oriental Land Co Ltd	4,050,644
35,200	Pan Pacific International Holdings Corp	630,421
208,600	Panasonic Holdings Corp	2,557,839
8,595	Pandora A/S	768,235
31,534	Persimmon PLC	410,679
10,478	Puma SE	631,407
92,444	Qantas Airways Ltd(b)	383,100
438	Rational AG	317,157
21,651	Reece Ltd	269,717
17,739	Renault SA	748,474
230,400	Sands China Ltd(b)	789,054
2,611	SEB SA	270,016
33,100	Sekisui Chemical Co Ltd	478,202
59,800	Sekisui House Ltd	1,207,936
23,000	Sharp Corp(b)	128,972
7,400	Shimano Inc	1,238,814
125,900	Singapore Airlines Ltd	667,022
8,465	Sodexo SA	932,146
119,800	Sony Group Corp	10,814,371
214,207	Stellantis NV	3,769,457
59,000	Subaru Corp	1,111,193
106,100	Sumitomo Corp	2,250,909
67,600	Sumitomo Electric Industries Ltd	828,248
36,000	Suzuki Motor Corp	1,305,461
7,810	Swatch Group AG	1,076,894
306,872	Taylor Wimpey PLC	400,701
11,200	Toho Co Ltd	426,602
13,900	Toyota Industries Corp	995,854
1,007,775	Toyota Motor Corp	16,197,049
20,400	Toyota Tsusho Corp	1,019,513
76,229	Universal Music Group NV	1,693,415
21,400	USS Co Ltd	354,292
18,265	Valeo	392,503

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
3,005	Volkswagen AG	$ 502,283
20,793	Volvo AB Class A	443,173
143,703	Volvo AB Class B	2,973,937
61,940	Volvo Car AB Class B(b)(c)	246,442
9,500	Welcia Holdings Co Ltd	197,877
108,039	Wesfarmers Ltd	3,561,979
19,172	Whitbread PLC	825,047
12,900	Yamaha Corp	496,919
27,800	Yamaha Motor Co Ltd(c)	799,200
20,645	Zalando SE(a)(b)	595,387
		211,562,910
Consumer, Non-Cyclical — 25.33%
16,201	Adecco Group AG	530,605
2,066	Adyen NV(a)(b)	3,577,635
63,800	Aeon Co Ltd	1,306,401
42,800	Ajinomoto Co Inc	1,705,017
47,583	Alcon Inc	3,947,599
42,899	Amadeus IT Group SA(b)	3,266,784
11,204	Amplifon SpA(c)	410,962
82,573	Anheuser-Busch InBev SA(c)	4,680,039
5,370	Argenx SE(b)	2,094,282
46,600	Asahi Group Holdings Ltd(c)	1,808,072
19,400	Asahi Intecc Co Ltd	381,946
41,761	Ashtead Group PLC	2,894,270
33,222	Associated British Foods PLC	841,067
172,300	Astellas Pharma Inc	2,565,974
147,354	AstraZeneca PLC	21,120,122
3,549	Bachem Holding AG(c)	309,883
328	Barry Callebaut AG	633,722
93,366	Bayer AG	5,168,294
9,861	Beiersdorf AG	1,305,832
3,587	BioMerieux	376,627
128,499	Brambles Ltd	1,235,594
202,275	British American Tobacco PLC	6,719,402
152,200	Budweiser Brewing Co APAC Ltd(a)	393,842
27,412	Bureau Veritas SA	752,051
3,973	Carl Zeiss Meditec AG	429,659
9,210	Carlsberg AS Class B	1,474,808
57,440	Carrefour SA(c)	1,088,532
106	Chocoladefabriken Lindt & Spruengli AG	2,448,197
64,200	Chugai Pharmaceutical Co Ltd(c)	1,828,353
253,424	CK Hutchison Holdings Ltd	1,546,734
19,985	Coca-Cola Europacific Partners PLC	1,287,288
20,837	Coca-Cola HBC AG	621,301
6,346	Cochlear Ltd	972,261
126,508	Coles Group Ltd	1,553,381
11,096	Coloplast A/S Class B	1,388,511
45,935	CSL Ltd	8,506,207
20,000	Dai Nippon Printing Co Ltd	568,113
176,100	Daiichi Sankyo Co Ltd	5,595,450
61,140	Danone SA	3,746,879
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
47,908	Davide Campari-Milano NV	$ 663,969
9,515	Demant A/S(b)	402,741
214,711	Diageo PLC	9,229,294
2,582	DiaSorin SpA	268,965
16,079	EBOS Group Ltd(c)	363,299
23,615	Edenred	1,581,839
23,600	Eisai Co Ltd	1,599,468
132,054	Endeavour Group Ltd	555,775
27,582	EssilorLuxottica SA(c)	5,201,159
57,672	Essity AB Class B	1,535,902
12,788	Eurofins Scientific SE(c)	812,652
87,528	Experian PLC	3,358,306
54,482	Fisher & Paykel Healthcare Corp Ltd	820,377
19,620	Fresenius Medical Care AG & Co KGaA	937,664
40,876	Fresenius SE & Co KGaA	1,133,771
35,000	FUJIFILM Holdings Corp	2,085,411
6,251	Genmab A/S(b)	2,368,865
23,751	Getinge AB Class B	416,679
4,400	GMO Payment Gateway Inc	345,134
30,587	Grifols SA(b)	392,396
389,951	GSK PLC	6,909,950
488,060	Haleon PLC	2,002,920
11,029	Heineken Holding NV	959,769
24,654	Heineken NV	2,535,340
16,744	HelloFresh SE(b)	414,125
9,569	Henkel AG & Co KGaA	673,604
16,209	Hikma Pharmaceuticals PLC	389,963
26,011	IDP Education Ltd	385,193
83,879	Imperial Brands PLC	1,856,086
15,321	Intertek Group PLC	830,327
3,378	Ipsen SA	406,632
149,844	J Sainsbury PLC	512,049
114,200	Japan Tobacco Inc(c)	2,501,664
11,040	JDE Peet's NV	328,398
26,160	Jeronimo Martins SGPS SA	720,673
43,800	Kao Corp(c)	1,589,498
14,893	Kerry Group PLC Class A	1,453,606
24,570	Kesko OYJ Class B	462,709
12,600	Kikkoman Corp	719,569
75,300	Kirin Holdings Co Ltd(c)	1,099,582
5,200	Kobayashi Pharmaceutical Co Ltd	282,743
15,000	Kobe Bussan Co Ltd	389,327
92,910	Koninklijke Ahold Delhaize NV	3,167,591
88,645	Koninklijke Philips NV(b)	1,920,735
3,400	Kose Corp	326,840
24,300	Kyowa Kirin Co Ltd	450,407
23,303	Lifco AB Class B	507,488
7,092	Lonza Group AG	4,238,979
22,934	L'Oreal SA	10,698,189
254,916	Medibank Pvt Ltd	598,793
19,800	MEIJI Holdings Co Ltd	442,151
12,083	Merck KGaA	2,000,103
39,962	Mowi ASA	634,039
261,322	Nestle SA	31,434,843
57,370	Nexi SpA(a)(b)	450,113

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,900	Nippon Shinyaku Co Ltd	$ 200,478
20,025	Nisshin Seifun Group Inc	247,526
5,500	Nissin Foods Holdings Co Ltd	454,768
7,190	NMC Health PLC(b)(d)	457
194,761	Novartis AG	19,635,694
157,333	Novo Nordisk A/S Class B	25,415,548
59,131	Ocado Group PLC(b)	427,747
115,000	Olympus Corp	1,819,916
37,800	Ono Pharmaceutical Co Ltd	682,042
10,898	Orion OYJ Class B	452,279
68,141	Orkla ASA	489,963
36,600	Otsuka Holdings Co Ltd(c)	1,342,549
19,651	Pernod Ricard SA(c)	4,342,385
18,600	Persol Holdings Co Ltd	336,619
21,956	QIAGEN NV(b)	986,924
16,957	Ramsay Health Care Ltd	637,079
10,101	Randstad NV	532,725
68,200	Reckitt Benckiser Group PLC	5,123,566
9,248	Recordati Industria Chimica e Farmaceutica SpA	441,804
137,300	Recruit Holdings Co Ltd	4,381,977
181,207	RELX PLC	6,042,903
2,408	Remy Cointreau SA	386,535
241,919	Rentokil Initial PLC	1,890,883
69,816	Roche Holding AG	21,397,348
6,139	Salmar ASA(c)	247,389
107,672	Sanofi	11,591,543
2,568	Sartorius Stedim Biotech	641,370
19,600	Secom Co Ltd	1,326,499
43,659	Securitas AB Class B	358,604
71,800	Seven & i Holdings Co Ltd	3,101,915
14,705	SGS SA	1,391,108
25,300	Shionogi & Co Ltd	1,067,140
38,100	Shiseido Co Ltd	1,727,063
26,589	Siemens Healthineers AG(a)	1,506,944
81,494	Smith & Nephew PLC	1,314,254
43,026	Sonic Healthcare Ltd	1,023,232
4,845	Sonova Holding AG	1,292,827
10,585	Straumann Holding AG	1,721,185
12,600	Suntory Beverage & Food Ltd(c)	456,772
17,578	Swedish Orphan Biovitrum AB(b)	343,567
16,400	Sysmex Corp	1,123,351
150,752	Takeda Pharmaceutical Co Ltd	4,737,014
63,800	Terumo Corp	2,032,008
689,101	Tesco PLC	2,172,930
104,732	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	788,632
22,200	TOPPAN Inc	479,779
293,358	Transurban Group	2,793,175
65,791	Treasury Wine Estates Ltd	493,378
12,230	UCB SA	1,084,296
38,000	Unicharm Corp	1,413,026
240,056	Unilever PLC	12,499,233
848,145	WH Group Ltd(a)	451,700
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
171,500	Wilmar International Ltd	$ 483,152
63,842	Wise PLC Class A(b)	533,468
116,056	Woolworths Group Ltd	3,075,054
22,678	Worldline SA(a)(b)	830,471
12,000	Yakult Honsha Co Ltd	758,953
		381,980,107
Diversified — 0.07%
14,879	Jardine Matheson Holdings Ltd	746,628
45,000	Swire Pacific Ltd Class A	345,721
		1,092,349
Energy — 4.39%
31,618	Aker BP ASA	741,803
21,004	Ampol Ltd	419,586
110,883	APA Group	717,410
1,685,031	BP PLC	9,809,838
7,111	Corp ACCIONA Energias Renovables SA	237,900
10,253	DCC PLC(b)	573,440
275,850	ENEOS Holdings Inc	948,157
221,067	Eni SpA	3,182,576
90,717	Equinor ASA	2,641,577
44,991	Galp Energia SGPS SA	525,761
18,456	Idemitsu Kosan Co Ltd	370,320
93,600	Inpex Corp(c)	1,028,333
40,143	Neste OYJ	1,545,640
13,421	OMV AG	569,886
126,829	Repsol SA(c)	1,844,597
312,230	Santos Ltd	1,562,243
4,251,391	Seatrium Ltd(b)	394,316
651,579	Shell PLC	19,433,590
225,285	TotalEnergies SE	12,932,435
96,167	Vestas Wind Systems A/S(b)	2,556,823
180,817	Woodside Energy Group Ltd	4,182,592
		66,218,823
Financial — 19.55%
91,701	3i Group PLC	2,272,410
36,801	ABN AMRO Bank NV(a)	572,008
181,201	abrdn PLC	502,964
19,751	Admiral Group PLC	522,830
158,688	Aegon NV	805,564
15,549	AerCap Holdings NV(b)	987,672
14,768	Ageas SA(c)	598,685
1,108,800	AIA Group Ltd	11,261,527
115,943	AIB Group PLC	487,959
38,336	Allianz SE	8,929,386
5,218	Amundi SA(a)	308,273
286,008	ANZ Group Holdings Ltd	4,527,456
97,235	Assicurazioni Generali SpA	1,977,373
18,379	ASX Ltd	773,445
258,986	Aviva PLC	1,302,697
173,696	AXA SA	5,132,958
4,568	Azrieli Group Ltd	258,072
4,231	Baloise Holding AG	622,347

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
572,867	Banco Bilbao Vizcaya Argentaria SA	$ 4,401,176
1,563,082	Banco Santander SA	5,786,743
122,443	Bank Hapoalim BM	1,009,738
149,754	Bank Leumi Le-Israel BM	1,122,197
101,761	Bank of Ireland Group PLC	971,560
3,075	Banque Cantonale Vaudoise	324,798
1,480,569	Barclays PLC	2,892,055
105,788	BNP Paribas SA	6,675,870
358,000	BOC Hong Kong Holdings Ltd	1,096,671
90,342	British Land Co PLC REIT	348,277
389,926	CaixaBank SA	1,615,201
310,240	CapitaLand Ascendas REIT	626,180
498,204	CapitaLand Integrated Commercial Trust REIT(b)	706,024
238,557	Capitaland Investment Ltd	586,121
50,000	Chiba Bank Ltd	303,207
191,924	CK Asset Holdings Ltd	1,066,476
103,380	Commerzbank AG	1,146,058
160,595	Commonwealth Bank of Australia	10,751,346
94,500	Concordia Financial Group Ltd	369,482
4,921	Covivio SA REIT	232,468
112,584	Credit Agricole SA(c)	1,336,810
89,400	Dai-ichi Life Holdings Inc	1,700,379
5,600	Daito Trust Construction Co Ltd	567,312
226	Daiwa House Investment Corp REIT	433,320
122,500	Daiwa Securities Group Inc	631,244
65,106	Danske Bank A/S(b)	1,585,749
172,476	DBS Group Holdings Ltd	4,027,795
185,854	Deutsche Bank AG	1,953,845
18,006	Deutsche Boerse AG	3,324,178
97,803	Dexus REIT	509,342
88,129	DNB Bank ASA	1,648,075
32,563	EQT AB(c)	626,894
33,386	Erste Group Bank AG	1,171,113
203,400	ESR Group Ltd(a)(c)	350,306
4,407	Eurazeo SE	310,279
7,860	Euronext NV(a)	534,599
10,350	EXOR NV	923,994
66,859	Fastighets AB Balder Class B(b)(c)	244,810
57,364	FinecoBank Banca Fineco SpA(c)	772,157
5,800	Futu Holdings Ltd ADR(b)(c)	230,492
4,068	Gecina SA REIT	433,969
20,580	Gjensidige Forsikring ASA(b)	329,688
394	GLP J-REIT	388,621
158,590	Goodman Group REIT	2,131,905
195,052	GPT Group REIT	539,727
9,461	Groupe Bruxelles Lambert NV	745,847
186,000	Hang Lung Properties Ltd	287,829
73,800	Hang Seng Bank Ltd	1,052,065
5,535	Hannover Rueck SE	1,175,075
Shares		Fair Value
Financial — (continued)
30,906	Hargreaves Lansdown PLC	$ 320,301
3,371	Helvetia Holding AG	456,886
125,830	Henderson Land Development Co Ltd	374,724
114,612	Hong Kong Exchanges & Clearing Ltd	4,342,535
114,100	Hongkong Land Holdings Ltd	446,160
1,900,846	HSBC Holdings PLC	15,048,209
34,200	Hulic Co Ltd(c)	293,040
13,516	Industrivarden AB Class A	374,856
15,361	Industrivarden AB Class C	423,881
344,676	ING Groep NV	4,646,795
233,422	Insurance Australia Group Ltd	887,680
1,537,016	Intesa Sanpaolo SpA	4,029,682
41,260	Investor AB Class A	825,750
164,823	Investor AB Class B	3,297,298
115,003	Israel Discount Bank Ltd Class A	574,536
47,600	Japan Exchange Group Inc	832,928
620	Japan Metropolitan Fund Invest REIT	414,832
143,000	Japan Post Bank Co Ltd(c)	1,115,149
206,700	Japan Post Holdings Co Ltd	1,485,604
21,300	Japan Post Insurance Co Ltd	320,116
130	Japan Real Estate Investment Corp REIT	494,725
19,777	Julius Baer Group Ltd	1,248,078
23,726	KBC Group NV	1,656,098
24,222	Kinnevik AB Class B(b)	335,996
21,901	Klepierre SA REIT	544,114
6,458	L E Lundbergforetagen AB Class B	275,011
63,308	Land Securities Group PLC REIT	462,740
6,520	LEG Immobilien SE(b)	376,197
568,715	Legal & General Group PLC	1,645,881
235,544	Link REIT	1,311,302
6,309,812	Lloyds Banking Group PLC	3,497,442
38,241	London Stock Exchange Group PLC	4,069,155
203,815	M&G PLC	495,889
34,964	Macquarie Group Ltd	4,160,301
337,538	Mapletree Logistics Trust REIT	405,973
243,500	Mapletree Pan Asia Commercial Trust REIT	292,937
50,782	Mediobanca Banca di Credito Finanziario SpA(b)	607,989
355,775	Mirvac Group REIT	537,257
105,200	Mitsubishi Estate Co Ltd	1,249,810
71,100	Mitsubishi HC Capital Inc	422,150
1,087,400	Mitsubishi UFJ Financial Group Inc	8,015,306
86,000	Mitsui Fudosan Co Ltd	1,714,101
13,907	Mizrahi Tefahot Bank Ltd	465,046
229,810	Mizuho Financial Group Inc	3,512,754
40,400	MS&AD Insurance Group Holdings Inc	1,430,657

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
13,311	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$ 4,997,130
298,893	National Australia Bank Ltd	5,256,901
529,853	NatWest Group PLC	1,618,822
156,108	New World Development Co Ltd	385,829
140	Nippon Building Fund Inc REIT(c)	550,505
195	Nippon Prologis Inc REIT	391,911
25,503	NN Group NV(c)	944,065
284,000	Nomura Holdings Inc	1,082,755
11,400	Nomura Real Estate Holdings Inc	271,031
435	Nomura Real Estate Master Fund Inc REIT	501,722
308,950	Nordea Bank Abp	3,365,293
112,700	ORIX Corp	2,055,220
322,485	Oversea-Chinese Banking Corp Ltd	2,933,642
2,186	Partners Group Holding AG	2,061,049
67,528	Phoenix Group Holdings PLC	456,720
262,181	Prudential PLC	3,701,223
140,730	QBE Insurance Group Ltd	1,469,342
4,641	REA Group Ltd(c)	445,831
205,300	Resona Holdings Inc	982,972
19,807	Sagax AB Class B	391,688
44,289	Sampo OYJ Class A	1,989,132
22,040	SBI Holdings Inc	425,062
498,097	Scentre Group REIT	880,893
70,917	Schroders PLC	394,467
117,940	Segro PLC REIT	1,075,294
45,500	Shizuoka Financial Group Inc	328,717
79,000	Singapore Exchange Ltd	562,575
375,705	Sino Land Co Ltd	462,533
153,688	Skandinaviska Enskilda Banken AB Class A	1,699,829
69,268	Societe Generale SA	1,801,405
1,613	Sofina SA	334,408
29,150	Sompo Holdings Inc	1,307,938
52,019	St James's Place PLC	719,070
231,178	Standard Chartered PLC	2,010,685
219,584	Stockland REIT	590,305
124,400	Sumitomo Mitsui Financial Group Inc	5,331,715
32,086	Sumitomo Mitsui Trust Holdings Inc	1,138,270
26,600	Sumitomo Realty & Development Co Ltd	659,174
138,000	Sun Hung Kai Properties Ltd	1,743,576
123,989	Suncorp Group Ltd	1,114,071
142,523	Svenska Handelsbanken AB Class A(c)	1,193,238
79,061	Swedbank AB Class A	1,334,243
114,400	Swire Properties Ltd	281,866
2,936	Swiss Life Holding AG	1,719,577
7,054	Swiss Prime Site AG	612,754
28,723	Swiss Re AG	2,894,210
46,400	T&D Holdings Inc	680,495
Shares		Fair Value
Financial — (continued)
5,310	Talanx AG	$ 304,851
171,700	Tokio Marine Holdings Inc	3,958,298
33,848	Tryg A/S	733,012
313,197	UBS Group AG	6,348,087
10,608	Unibail-Rodamco-Westfield REIT(b)	559,513
175,575	UniCredit SpA	4,082,757
120,506	United Overseas Bank Ltd	2,500,651
50,906	UOL Group Ltd(c)	242,633
343,222	Vicinity Ltd REIT	422,686
69,914	Vonovia SE	1,365,399
14,361	Warehouses De Pauw CVA REIT	394,392
23,153	Washington H Soul Pattinson & Co Ltd	491,517
2,767	Wendel SE	284,188
334,167	Westpac Banking Corp	4,758,087
157,300	Wharf Real Estate Investment Co Ltd	789,231
14,328	Zurich Insurance Group AG	6,815,667
		294,780,686
Industrial — 14.03%
149,673	ABB Ltd	5,888,263
2,536	Acciona SA	430,589
19,309	ACS Actividades de Construccion y Servicios SA	678,977
7,294	Aena SME SA(a)	1,180,513
2,628	Aeroports de Paris(c)	377,624
19,700	AGC Inc(c)	708,726
56,449	Airbus SE	8,161,515
28,012	Alfa Laval AB	1,021,812
29,800	Alstom SA	889,555
321	AP Moller - Maersk A/S Class A	559,728
473	AP Moller - Maersk A/S Class B	831,651
94,398	Assa Abloy AB Class B	2,269,042
255,787	Atlas Copco AB Class A	3,692,767
149,345	Atlas Copco AB Class B	1,862,106
113,257	Auckland International Airport Ltd(b)	595,219
188,256	Aurizon Holdings Ltd	492,517
11,900	Azbil Corp	376,635
290,774	BAE Systems PLC	3,427,856
18,967	Bouygues SA	637,168
24,000	Brother Industries Ltd	351,278
52,866	Cellnex Telecom SA(a)	2,135,991
13,600	Central Japan Railway Co	1,703,963
46,661	Cie de Saint-Gobain(b)	2,841,027
65,000	CK Infrastructure Holdings Ltd	344,765
95,383	CNH Industrial NV	1,375,675
70,506	CRH PLC	3,889,637
27,700	Daifuku Co Ltd	570,504
25,100	Daikin Industries Ltd	5,143,123
2,226	Dassault Aviation SA	445,983
95,577	DHL Group	4,670,119

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
17,726	DSV A/S	$ 3,723,197
28,300	East Japan Railway Co	1,569,333
6,864	Eiffage SA	716,662
2,428	Elbit Systems Ltd	508,211
63,904	Epiroc AB Class A	1,210,460
35,724	Epiroc AB Class B	578,209
91,300	FANUC Corp	3,205,146
48,461	Ferrovial SE	1,531,968
12,500	Fuji Electric Co Ltd	550,313
13,895	GEA Group AG	581,731
3,245	Geberit AG	1,700,652
32,959	Getlink SE	560,893
36,505	Halma PLC	1,056,189
21,100	Hankyu Hanshin Holdings Inc	697,653
13,951	Heidelberg Materials AG	1,147,314
196,314	Hexagon AB Class B	2,414,726
3,079	Hirose Electric Co Ltd	409,921
11,500	Hitachi Construction Machinery Co Ltd	323,351
89,300	Hitachi Ltd	5,552,362
52,787	Holcim AG	3,558,226
33,900	Hoya Corp	4,056,686
43,571	Husqvarna AB Class B	395,344
10,200	Ibiden Co Ltd	580,354
24,942	Indutrade AB	562,954
29,417	Infrastrutture Wireless Italiane SpA(a)	388,313
15,374	Investment AB Latour Class B	305,220
42,943	James Hardie Industries PLC(b)	1,145,548
18,200	JSR Corp	522,999
39,100	Kajima Corp	590,356
12,000	Kawasaki Kisen Kaisha Ltd	294,240
10,700	Keio Corp	336,585
13,000	Keisei Electric Railway Co Ltd	538,841
135,700	Keppel Corp Ltd	675,345
18,460	Keyence Corp	8,771,393
14,803	Kingspan Group PLC	985,347
16,500	Kintetsu Group Holdings Co Ltd	571,432
7,161	Knorr-Bremse AG	547,414
87,000	Komatsu Ltd	2,353,177
32,367	Kone OYJ Class B	1,691,005
9,205	Kongsberg Gruppen ASA	418,406
94,500	Kubota Corp(c)	1,383,374
5,086	Kuehne + Nagel International AG	1,506,610
9,100	Kurita Water Industries Ltd	349,371
30,500	Kyocera Corp	1,658,044
25,319	Legrand SA	2,511,749
71,577	Lendlease Corp Ltd	371,374
29,500	Lixil Corp	375,479
20,300	Makita Corp	573,806
62,173	Metso OYJ	750,227
33,300	MINEBEA MITSUMI Inc	631,589
25,900	MISUMI Group Inc	521,447
Shares		Fair Value
Industrial — (continued)
183,500	Mitsubishi Electric Corp	$ 2,594,111
30,100	Mitsubishi Heavy Industries Ltd	1,405,829
32,000	Mitsui OSK Lines Ltd(c)	769,892
143,702	MTR Corp Ltd	661,542
5,190	MTU Aero Engines AG	1,346,129
54,800	Murata Manufacturing Co Ltd	3,147,763
148,485	Nibe Industrier AB Class B	1,411,848
40,300	Nidec Corp	2,220,749
7,600	Nippon Express Holdings Inc(c)	428,703
46,400	Nippon Yusen KK(c)	1,030,481
58,600	Obayashi Corp	506,793
25,800	Odakyu Electric Railway Co Ltd	345,712
17,000	Omron Corp	1,043,830
40,508	Orica Ltd	401,304
51,868	Poste Italiane SpA(a)(c)	561,884
24,458	Prysmian SpA	1,022,926
4,242	Rheinmetall AG	1,162,108
798	ROCKWOOL A/S Class B	206,368
790,203	Rolls-Royce Holdings PLC(b)	1,519,062
8,315	Saab AB Class B	450,141
32,550	Safran SA	5,100,914
102,301	Sandvik AB	1,997,345
5,957	Schindler Holding AG	1,378,287
51,665	Schneider Electric SE	9,386,351
27,900	SG Holdings Co Ltd	397,973
22,000	Shimadzu Corp	679,989
57,400	Shimizu Corp	363,421
72,205	Siemens AG	12,036,666
50,932	Siemens Energy AG(b)	900,572
28,825	SIG Group AG	796,340
13,908	Sika AG	3,983,260
158,400	Singapore Technologies Engineering Ltd	432,221
139,000	SITC International Holdings Co Ltd	254,533
34,544	Skanska AB Class B	484,669
31,385	SKF AB Class B	546,899
5,400	SMC Corp	3,001,114
35,767	Smiths Group PLC	748,082
7,009	Spirax-Sarco Engineering PLC	923,372
53,409	Stora Enso OYJ Class R	619,650
56,833	Svenska Cellulosa AB SCA Class B	725,473
15,600	Taisei Corp	545,038
36,400	TDK Corp	1,419,777
128,000	Techtronic Industries Co Ltd	1,399,758
43,246	Tenaris SA	646,921
9,833	Thales SA	1,473,271
17,300	Tobu Railway Co Ltd	463,868
48,800	Tokyu Corp	588,570
39,500	Toshiba Corp	1,239,484
13,800	TOTO Ltd	417,262
2,609	VAT Group AG(a)	1,080,684
28,900	Venture Corp Ltd	315,524
50,611	Vinci SA	5,880,780

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
42,888	Wartsila OYJ Abp(c)	$ 483,605
20,900	West Japan Railway Co	869,274
168,000	Xinyi Glass Holdings Ltd	262,638
25,600	Yamato Holdings Co Ltd	464,021
23,400	Yaskawa Electric Corp	1,078,813
20,300	Yokogawa Electric Corp	375,776
		211,514,244
Technology — 6.38%
18,000	Advantest Corp	2,424,312
4,489	ASM International NV	1,906,053
38,315	ASML Holding NV	27,791,032
13,300	BayCurrent Consulting Inc	500,106
8,667	Bechtle AG	344,190
94,800	Canon Inc(c)	2,491,974
15,900	Capcom Co Ltd	630,283
15,703	Capgemini SE	2,973,254
9,412	Check Point Software Technologies Ltd(b)	1,182,335
54,625	Computershare Ltd	852,480
3,839	CyberArk Software Ltd(b)	600,151
63,577	Dassault Systemes SE	2,817,166
8,600	Disco Corp	1,363,496
71,648	Embracer Group AB(b)(c)	179,175
16,900	Fujitsu Ltd	2,188,261
12,900	Hamamatsu Photonics KK	633,305
124,112	Infineon Technologies AG	5,111,225
9,800	Itochu Techno-Solutions Corp	248,331
12,940	Koei Tecmo Holdings Co Ltd	224,139
9,800	Konami Group Corp	513,922
7,200	Lasertec Corp	1,088,039
15,660	Logitech International SA	934,670
23,800	NEC Corp	1,154,598
5,116	Nemetschek SE	381,945
36,700	Nexon Co Ltd	703,784
37,169	Nomura Research Institute Ltd	1,026,884
60,200	NTT Data Group Corp	844,058
6,700	Obic Co Ltd	1,075,406
4,000	Oracle Corp Japan	297,495
10,400	Otsuka Corp	405,097
121,300	Renesas Electronics Corp(b)	2,289,212
53,100	Ricoh Co Ltd	452,512
8,100	Rohm Co Ltd	767,266
98,903	Sage Group PLC	1,161,556
99,155	SAP SE	13,545,341
16,200	SCSK Corp	254,940
25,500	Seiko Epson Corp	398,111
7,600	Square Enix Holdings Co Ltd	353,612
65,085	STMicroelectronics NV	3,246,019
35,500	SUMCO Corp(c)	503,645
5,630	Teleperformance	944,458
5,652	Temenos AG	450,044
20,100	TIS Inc	503,612
42,700	Tokyo Electron Ltd	6,150,016
9,868	Tower Semiconductor Ltd(b)	364,515
15,780	WiseTech Global Ltd	846,414
Shares		Fair Value
Technology — (continued)
13,914	Xero Ltd(b)	$ 1,114,791
		96,233,230
Utilities — 3.30%
2,192	BKW AG	387,545
531,459	Centrica PLC	837,638
60,300	Chubu Electric Power Co Inc	735,630
151,500	CLP Holdings Ltd	1,179,973
213,797	E.ON SE	2,731,136
287,298	EDP - Energias de Portugal SA	1,404,221
23,172	EDP Renovaveis SA	463,059
3,053	Elia Group SA	387,897
21,689	Enagas SA	426,268
29,477	Endesa SA(c)	633,392
774,517	Enel SpA	5,222,136
173,929	Engie SA	2,896,433
40,919	Fortum OYJ(b)	547,599
1,073,229	Hong Kong & China Gas Co Ltd(c)	929,406
553,557	Iberdrola SA(b)	7,228,821
65,800	Kansai Electric Power Co Inc	825,554
66,818	Mercury NZ Ltd(c)	267,067
133,408	Meridian Energy Ltd	459,402
350,188	National Grid PLC	4,640,701
10,670	Naturgy Energy Group SA	318,079
165,262	Origin Energy Ltd	928,866
18,015	Orsted AS(a)	1,707,864
34,300	Osaka Gas Co Ltd	525,744
128,000	Power Assets Holdings Ltd	671,933
37,628	Redeia Corp SA(c)	632,793
60,209	RWE AG	2,623,693
23,813	Severn Trent PLC	776,010
192,620	Snam SpA	1,006,702
103,341	SSE PLC	2,422,703
136,518	Terna - Rete Elettrica Nazionale	1,164,387
153,100	Tokyo Electric Power Co Holdings Inc(b)	561,544
37,100	Tokyo Gas Co Ltd	809,434
64,580	United Utilities Group PLC	789,489
65,342	Veolia Environnement SA	2,068,436
6,144	Verbund AG	492,908
		49,704,463
TOTAL COMMON STOCK — 97.87% (Cost $1,346,780,095)		$1,475,794,820
PREFERRED STOCK
Consumer, Cyclical — 0.36%
5,458	Bayerische Motoren Werke AG	621,968
10,662	Dr Ing hc F Porsche AG(a)	1,324,529
14,629	Porsche Automobil Holding SE	881,684
19,637	Volkswagen AG	2,640,647
		5,468,828

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.09%
16,574	Henkel AG & Co KGaA	$ 1,325,530
Industrial — 0.06%
2,480	Sartorius AG	859,220
TOTAL PREFERRED STOCK — 0.51% (Cost $8,011,003)		$ 7,653,578
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	19,066
TOTAL RIGHTS — 0.00%(e) (Cost $20,502)		$ 19,066
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.92%
$11,022,344	Undivided interest of 12.05% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $11,022,344 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(f)	11,022,344
11,022,344	Undivided interest of 12.23% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $11,022,344 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(f)	11,022,344
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,022,344	Undivided interest of 12.64% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $11,022,344 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(f)	$ 11,022,344
11,015,349	Undivided interest of 13.46% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $11,015,349 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(f)	11,015,349
TOTAL SHORT TERM INVESTMENTS — 2.92% (Cost $44,082,381)		$ 44,082,381
TOTAL INVESTMENTS — 101.30% (Cost $1,398,893,981)		$1,527,549,845
OTHER ASSETS & LIABILITIES, NET — (1.30)%		$ (19,649,220)
TOTAL NET ASSETS — 100.00%		$1,507,900,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2023.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	332	USD	35,781	Sep 2023	$560,609
				Net Appreciation	$560,609
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	52,021	AUD	78,546	08/21/2023	$(384)
CGM	USD	13,394	AUD	20,220	08/25/2023	(98)
CGM	USD	12,996	AUD	19,618	08/30/2023	(96)
CGM	USD	42,152	AUD	63,628	08/31/2023	(310)
CGM	USD	18,107	AUD	27,332	09/13/2023	(139)
CGM	USD	2,611,358	CHF	2,337,784	07/13/2023	(4,354)
CGM	USD	243,198	EUR	222,788	07/03/2023	50
CGM	USD	1,397,757	EUR	1,274,842	07/13/2023	5,646
CGM	USD	20,504	GBP	16,243	08/04/2023	(127)
CGM	USD	11,234	JPY	1,463,615	07/19/2023	1,058
CGM	USD	33,623	JPY	4,834,800	08/01/2023	(66)
CGM	USD	4,720	JPY	655,180	08/08/2023	150
CGM	USD	7,067	JPY	979,781	08/15/2023	226
CGM	USD	15,249	JPY	2,182,800	08/30/2023	(28)
CGM	USD	161,574	JPY	23,570,245	09/01/2023	(3,439)
CGM	USD	57,011	JPY	8,153,157	09/05/2023	(104)
CGM	USD	2,996	JPY	428,400	09/06/2023	(5)
CGM	USD	3,186	JPY	455,430	09/07/2023	(6)
CGM	USD	13,506	JPY	1,930,605	09/08/2023	(25)
CGM	USD	23,849	JPY	3,407,140	09/11/2023	(42)
CGM	USD	1,732	JPY	247,350	09/12/2023	(3)
CGM	USD	9,584	JPY	1,368,500	09/15/2023	(18)
CGM	USD	6,793	JPY	969,000	09/21/2023	(13)
CGM	USD	1,094	JPY	155,975	09/26/2023	(2)
CGM	USD	6,248	JPY	890,120	09/29/2023	(12)
CGM	USD	1,588	JPY	226,077	10/02/2023	(3)
MEL	USD	161,284	AUD	241,413	07/03/2023	451
MEL	USD	259,088	AUD	384,145	07/05/2023	3,148
MEL	USD	103,342	EUR	94,722	07/05/2023	(48)
MEL	USD	18,908	EUR	17,330	07/06/2023	(9)
MEL	USD	118,678	EUR	110,284	08/04/2023	(1,892)
MEL	USD	22,196	GBP	17,911	07/03/2023	(551)
MEL	USD	20,065	GBP	16,076	07/05/2023	(352)
MEL	USD	55,596	GBP	44,641	07/07/2023	(1,100)
MEL	USD	75,252	GBP	60,283	07/13/2023	(1,312)
MEL	USD	54,924	GBP	44,185	07/14/2023	(1,195)
MEL	USD	31,390	GBP	25,233	07/20/2023	(658)
MEL	USD	11,102	GBP	8,778	07/21/2023	(47)
MEL	USD	34,853	GBP	27,896	07/27/2023	(578)
MEL	USD	49,708	GBP	39,079	07/28/2023	72
MEL	USD	40,274	GBP	31,846	08/01/2023	(175)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	180,666	GBP	145,696	08/09/2023	$(4,391)
MEL	USD	43,568	HKD	341,186	07/07/2023	21
MEL	USD	41,575	HKD	325,780	07/14/2023	(12)
MEL	USD	18,784	HKD	147,029	07/18/2023	13
MEL	USD	39,865	HKD	311,902	08/01/2023	34
MEL	USD	5,091	HKD	39,820	08/04/2023	5
					Net Depreciation	$(10,720)
Counterparty Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 333,756,604	21.85%
United Kingdom	209,568,175	13.72
France	177,753,581	11.64
Switzerland	160,253,665	10.49
Germany	126,796,149	8.30
Australia	107,075,150	7.01
Netherlands	73,726,580	4.83
Denmark	45,320,925	2.97
Sweden	44,750,612	2.93
United States	44,082,381	2.89
Spain	37,741,729	2.47
Hong Kong	36,418,375	2.38
Italy	31,766,593	2.08
Singapore	20,724,553	1.36
Ireland	18,071,782	1.18
Finland	16,289,801	1.07
Belgium	11,598,507	0.76
Norway	9,315,790	0.61
Israel	8,870,059	0.58
New Zealand	3,795,181	0.25
Luxembourg	2,748,670	0.18
Portugal	2,650,655	0.17
Austria	2,605,849	0.17
Macau	789,054	0.05
Chile	689,006	0.04
Jordan	389,963	0.02
United Arab Emirates	456	0.00
Total	$1,527,549,845	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower International Index Fund
ASSETS:
Investments in securities, fair value (including $42,148,798 of securities on loan)(a)	$1,483,467,464
Repurchase agreements, fair value(b)	44,082,381
Cash	19,002,506
Cash denominated in foreign currencies, fair value(c)	3,782,845
Cash pledged on futures contracts	5,143,106
Dividends receivable	7,143,996
Subscriptions receivable	1,572,142
Variation margin on futures contracts	517,179
Unrealized appreciation on forward foreign currency contracts	10,874
Total Assets	1,564,722,493
LIABILITIES:
Payable for director fees	7,312
Payable for other accrued fees	318,648
Payable for shareholder services fees	270,659
Payable to investment adviser	303,783
Payable upon return of securities loaned	44,082,381
Redemptions payable	11,817,491
Unrealized depreciation on forward foreign currency contracts	21,594
Total Liabilities	56,821,868
NET ASSETS	$1,507,900,625
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,322,494
Paid-in capital in excess of par	1,312,673,491
Undistributed/accumulated earnings	181,904,640
NET ASSETS	$1,507,900,625
NET ASSETS BY CLASS
Investor Class	$841,322,537
Institutional Class	$666,578,088
CAPITAL STOCK:
Authorized
Investor Class	285,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	68,667,671
Institutional Class	64,557,266
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.25
Institutional Class	$10.33
(a) Cost of investments	$1,354,811,600
(b) Cost of repurchase agreements	$44,082,381
(c) Cost of cash denominated in foreign currencies	$3,772,331
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower International Index Fund
INVESTMENT INCOME:
Interest	$96,560
Income from securities lending	237,625
Dividends	34,584,770
Foreign withholding tax	(3,793,337)
Total Income	31,125,618
EXPENSES:
Management fees	1,828,006
Shareholder services fees – Investor Class	1,627,324
Audit and tax fees	37,082
Custodian fees	179,647
Directors fees	16,546
Legal fees	3,881
Pricing fees	17,172
Registration fees	69,688
Shareholder report fees	21,942
Transfer agent fees	5,201
Other fees	7,855
Total Expenses	3,814,344
NET INVESTMENT INCOME	27,311,274
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	32,375,926
Net realized gain on futures contracts	3,802,529
Net realized loss on forward foreign currency contracts	(91,504)
Net Realized Gain	36,086,951
Net change in unrealized appreciation on investments and foreign currency translations	110,750,627
Net change in unrealized appreciation on futures contracts	794,152
Net change in unrealized appreciation on forward foreign currency contracts	263,755
Net Change in Unrealized Appreciation	111,808,534
Net Realized and Unrealized Gain	147,895,485
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,206,759
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower International Index Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$27,311,274	$33,615,239
Net realized gain	36,086,951	3,930,321
Net change in unrealized appreciation (depreciation)	111,808,534	(241,607,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	175,206,759	(204,061,851)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,925,612)
Institutional Class	-	(15,819,143)
From Net Investment Income and Net Realized Gains	0	(30,744,755)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	265,225,770	546,458,905
Institutional Class	41,540,333	122,967,658
Shares issued in reinvestment of distributions
Investor Class	-	14,925,612
Institutional Class	-	15,819,143
Shares redeemed
Investor Class	(360,266,240)	(233,488,499)
Institutional Class	(82,371,938)	(144,705,376)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(135,872,075)	321,977,443
Total Increase in Net Assets	39,334,684	87,170,837
NET ASSETS:
Beginning of Period	1,468,565,941	1,381,395,104
End of Period	$1,507,900,625	$1,468,565,941
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,533,890	48,507,315
Institutional Class	4,146,443	12,981,207
Shares issued in reinvestment of distributions
Investor Class	-	1,374,005
Institutional Class	-	1,731,593
Shares redeemed
Investor Class	(30,024,919)	(20,872,432)
Institutional Class	(8,267,741)	(15,102,645)
Net Increase (Decrease)	(11,612,327)	28,619,043
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$10.96	0.20	1.09	1.29	—	—	—	$12.25	11.67% (d)
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.22	0.18	0.93	1.11	—	—	—	$10.33	11.92% (d)
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$ 9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2023 (Unaudited)	$841,323	0.63% (f)	0.63% (f)	3.37% (f)	8% (d)
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
Institutional Class
06/30/2023 (Unaudited)	$666,578	0.27% (f)	0.27% (f)	3.58% (f)	8% (d)
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 94,681,160	$ —	$ 94,681,160
Communications	2,881,467	65,145,381	—	68,026,848
Consumer, Cyclical	338,245	211,224,665	—	211,562,910
Consumer, Non-cyclical	2,404,318	379,575,332	457	381,980,107
Diversified	746,628	345,721	—	1,092,349
Energy	—	66,218,823	—	66,218,823
Financial	1,218,164	293,562,522	—	294,780,686
Industrial	—	211,514,244	—	211,514,244
Technology	1,782,486	94,450,744	—	96,233,230
Utilities	—	49,704,463	—	49,704,463
	9,371,308	1,466,423,055	457	1,475,794,820
Preferred Stock	—	7,653,578	—	7,653,578
Rights	—	—	19,066	19,066
Short Term Investments	—	44,082,381	—	44,082,381
Total investments, at fair value:	9,371,308	1,518,159,014	19,523	1,527,549,845
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10,874	—	10,874
Futures Contracts(a)	560,609	—	—	560,609
Total Assets	$ 9,931,917	$ 1,518,169,888	$ 19,523	$ 1,528,121,328
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(21,594)	—	(21,594)
Total Liabilities	$ 0	$ (21,594)	$ —	$ (21,594)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2023

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$1,408,887,582
Gross unrealized appreciation on investments	265,999,854
Gross unrealized depreciation on investments	(146,787,702)
Net unrealized appreciation on investments	$119,212,152
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 353 long futures contracts and an average of 0 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $7,035,573 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$560,609 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 10,874	Unrealized depreciation on forward foreign currency contracts	$(21,594)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,802,529	Net change in unrealized appreciation on futures contracts	$794,152
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (91,504)	Net change in unrealized appreciation on forward foreign currency contracts	$263,755

Semi-Annual Report - June 30, 2023

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$18,462	$0	$0	$0	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $127,319,477 and $226,802,298, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2023

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $42,148,798 and received collateral as reported on the Statement of Assets and Liabilities of $44,082,381 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower International Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Empower is a wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2022. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for each period reviewed were in the third quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with the exception of the three-year period ended December 31, 2022, for which the annualized returns were in the fourth quintile of its performance universe. The annualized returns of the Investor Class exceeded its performance universe median for each of the one- and ten-year periods ended December 31, 2022, and the three- and five-year periods ended December 31, 2022, had specific performance universe rankings in the 61st and 55th percentiles, respectively. With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the third quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2022, respectively, which exceeded the performance universe median for each of the one- and five-year periods ended December 31, 2022 and resulted in a specific performance universe ranking in the 53rd percentile for the three-year period ended December 31, 2022.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. The Board observed that the Institutional Class outperformed the Index for the one- and five-year periods ended December 31, 2022, and, although the Fund underperformed the Index for each other period reviewed, the Investor Class outperformed the Index for the one-year period ended December 31, 2022, before fees and expenses.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. The Board noted its discussions with the Fund’s portfolio management team, including at the Board’s September 21-22, 2022 meeting, regarding performance attribution, trading costs, cash flows and the management of Index changes, among other things. Also relevant to the Board was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. As to the total annual operating expense ratio, the Board observed that for each class it was lower than the peer group median expense ratio, which, in the case of the Fund’s Investor Class ranked in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and ranked in the first quintile of its peer group for the Fund’s Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM. The Board noted that such portion was above the peer group median with respect to each class of the Fund (by two basis points in each case). In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and that the management fee schedule includes breakpoints. The Board also recalled its observation that the Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.

The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023